VIA EDGAR TRANSMISSION

January 12, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ARK ETF Trust (the “Registrant”)
File Nos. 333-191019 and 811-22883

Dear Sir or Madam:

On behalf of the Registrant, enclosed for filing are exhibits containing summary information regarding changes to the principal investment strategies for the ARK Innovation ETF and ARK Web x.0 ETF (collectively, “Funds”), each a series of the Registrant. The exhibits reflect summary information regarding changes to the principal investment strategies for the Funds contained in the Prospectus dated November 30, 2017, as filed with the U.S. Securities and Exchange Commission pursuant to Rule 497(e) of the Securities Act of 1933 on January 10, 2018 (Accession Number: 0001144204-18-001579). The purpose of this filing is to submit the data in XBRL format.

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or kcarter@ark-invest.com.

Very truly yours,

/s/ Kellen Carter

Kellen Carter

155 WEST 19TH ST. 5TH FLOOR NEW YORK, NY 10011 WWW.ARK-INVEST.COM